Cash and due from banks and inter-bank funds	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and due from banks and inter-bank funds
4.	Cash and due from banks and inter-bank funds

(a)	The detail of cash and due from banks is as follows:

	2022	2021
	S/(000)	S/(000)
Cash and clearing (b)	2,865,251	2,363,326
Deposits in the BCRP (b)	6,918,526	10,445,851
Deposits in banks (c)	2,923,999	3,607,134
Accrued interest	17,391	3,350

	12,725,167	16,419,661
Restricted funds (d)	468,244	684,804

Total	13,193,411	17,104,465

Cash and cash equivalents presented in the consolidated statements of cash flows exclude the restricted funds and accrued interest; see Note 3.4(ag).

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2022	2021
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	6,055,726	6,366,151
Cash in vaults	2,719,277	2,171,601

Subtotal legal reserve	8,775,003	8,537,752
Non-mandatory reserve
Overnight deposit in BCRP (**)	762,800	—

	2022	2021
	S/(000)	S/(000)
Cash and clearing	145,903	191,673
Term deposits in BCRP (***)	100,000	4,079,700

Subtotal non-mandatory reserve	1,008,703	4,271,373

Cash balances not subject to legal reserve	71	52

Total	9,783,777	12,809,177

(*)
The legal reserve funds maintained in the BCRP are
non-interest
bearing, except for the part that exceeds the minimum reserve required that accrued interest at a nominal annual rate. According to the information note “Interest rate of the reserve funds in the Central Reserve Bank of Peru”, starting in February 2022, the rate used for the calculation of interest was the Secured Overnight Financing Rate (“SOFR”) (in the year 2021, the rate used was the London Inter-Bank Offered Rate (LIBOR)). As of December 31, 2022 and 2021, the excess in foreign currency accrued interest in US Dollars at an annual average rate of 3.79 and 0.01 percent. During 2022 and 2021, Interbank did not maintain excess reserves in national currency.

In Group Management’s opinion, Interbank has complied with the requirements established by the rules in force related to the computation of the legal reserve.

(**)
As of December 31, 2022, corresponds to an overnight deposit in foreign currency for US$200,000,000 (approximately equivalent to S/762,800,000) in the BCRP, with maturity in the first days of January 2023 and accrued interest an annual interest rate of 4.39 percent.

(***)
As of December 31, 2022, corresponds to a term deposit in local currency that Interbank maintained in the BCRP, mature in the first days of January 2023, and accrues interest at an annual interest rate of 7.50 percent (five term deposits in local currency that Interbank maintained in the BCRP, matured in the first days of January 2022, and accrued interest at an annual interest rate of 2.50 percent, as of December 31, 2021).

(c)	Deposits in domestic banks and abroad are mainly in Soles and US Dollars, they are freely available and accrue interest at market rates.

(d)	The Group maintains restricted funds related to:

	2022	2021
	S/(000)	S/(000)
Inter-bank transfers (*)	431,052	141,681
Derivative financial instruments, Note 10(b)(i)	34,784	121,613
Repurchase agreements with BCRP (**)	—	419,410
Others	2,408	2,100

Total	468,244	684,804

(*)	Funds held at BC RP to guarantee transfers made through the Electronic Clearing House (“CCE”, by its Spanish acronym).
(**)	As of December 31, 2021, correspond to deposits maintained in the BCRP which guarantee agreements with said entity; see Note 12(b).

(e)	Inter-bank funds
These are loans made between financial institutions with maturity, in general, minor than 30 days. As of December 31, 2022, Inter-bank funds assets and liabilities accrue interest at an annual rate of 7.50 percent in local currency (annual rate of 2.50 percent in local currency for Inter-bank funds assets, as of December 31, 2021); and do not have specific guarantees.